Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund), Class A)	0 Months Ended
Jul. 29, 2013
(Delaware Cash Reserve® Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.73%
Annual Return 2004	0.91%
Annual Return 2005	2.60%
Annual Return 2006	4.43%
Annual Return 2007	4.71%
Annual Return 2008	2.15%
Annual Return 2009	0.16%
Annual Return 2010	0.06%
Annual Return 2011	0.05%
Annual Return 2012	0.10%